SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Information Relating to Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated
residual
Category	Estimated useful life	value
Buildings	20‑50 years	—
Medical equipment*	5‑20 years	—
Electronic and office equipment	3‑5 years	—
Motor vehicles	5 years	—
Leasehold improvement and building improvement	shorter of lease term or 5 years	—

*      The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5 to 20 years.

Schedule of estimated useful life for the intangible assets

The estimated useful life for the intangible assets is as follows:

Estimated
useful life
Operating license	20 years
Favorable leases	12-17 years
Customer relationship	5‑16 years
Operating leases	9‑16 years
Software	3‑5 years

Schedule of disaggregation of revenue

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
ASC 606 revenue:
Management services and technical services	46,143	50,291	48,416	6,954
Brand royalty fees	6,604	5,189	5,081	730
Consumable sales	7,005	5,867	9,482	1,362
Medical service	31,599	37,770	54,048	7,763
Medicine income	57	15,058	22,777	3,272

ASC 606 revenue	91,408	114,175	139,804	20,081

ASC 842 revenue:
Operating lease income*	232,015	71,864	53,485	7,683
Sales-type lease income*	—	—	1,130	162
Direct financing lease income*	7,554	4,859	3,944	567

ASC 842 revenue	239,569	76,723	58,559	8,412
Total revenue	330,977	190,898	198,363	28,493

Schedule of cummulative effect of changes made to company's balance sheet

The cumulative effect of changes made to the Company’s consolidated balance sheet as of January 1, 2018 for the adoption of ASU 2016‑16 was as follows:

	Balance at December	Adjustments Due to	Balance at January 1,
	31, 2017	ASU 2016‑16	2018
Liabilities:	RMB	RMB	RMB
Deferred tax liabilities	73,577	(5,632)	67,945
Equity:
Accumulated deficit	(879,393)	5,632	(873,761)

Schedule of adoption of ASC 842

The impact arising from the adoption of ASC 842 at January 1, 2019 for leases as lessee was as follows:

		Adjustment due to
	Balance as of	the adoption of ASU	Balance as of
	December 31, 2018	2016-02	January 1, 2019
Assets:
Right-of-use assets, net	—	529,843	529,843
Prepayments and other current assets	227,714	(1,186)	226,528
Prepaid land lease payments	438,323	(438,323)	—

Liabilities:
Operating lease liabilities, current	—	13,101	13,101
Operating lease liabilities, non-current	—	77,233	77,233